Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2013
Fair value of financial assets and financial liabilities measured on recurring basis

The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2013 and September 30, 2013 within the fair value hierarchy.

	Billions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2013
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,008	¥720	¥129	¥—	¥1,857
Private equity investments(3)	—	—	87	—	87
Japanese government securities	3,331	—	—	—	3,331
Japanese agency and municipal securities	—	72	0	—	72
Foreign government, agency and municipal securities	3,574	1,466	91	—	5,131
Bank and corporate debt securities and loans for trading purposes	—	1,375	69	—	1,444
Commercial mortgage-backed securities (“CMBS”)	—	161	6	—	167
Residential mortgage-backed securities (“RMBS”)	—	2,720	4	—	2,724
Real estate-backed securities	—	—	68	—	68
Collateralized debt obligations (“CDO”) and other(4)	—	138	12	—	150
Investment trust funds and other	144	45	13	—	202

Total trading assets and private equity investments	8,057	6,697	479	—	15,233

Derivative assets(5)
Equity contracts	723	1,058	76	—	1,857
Interest rate contracts	4	21,621	148	—	21,773
Credit contracts	0	1,706	133	—	1,839
Foreign exchange contracts	—	2,094	11	—	2,105
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(25,684)	(25,684)

Total derivative assets	728	26,479	368	(25,684)	1,891

Subtotal	¥8,785	¥33,176	¥847	¥(25,684)	¥17,124

Loans and receivables(6)	—	521	3	—	524
Collateralized agreements(7)	—	998	—	—	998
Other assets
Non-trading debt securities	409	508	4	—	921
Other(3)	172	15	60	—	247

Total	¥9,366	¥35,218	¥914	¥(25,684)	¥19,814

Liabilities:
Trading liabilities
Equities	¥922	¥87	¥0	¥—	¥1,009
Japanese government securities	2,151	—	—	—	2,151
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	2,627	477	—	—	3,104
Bank and corporate debt securities	—	288	0	—	288
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Investment trust funds and other	40	12	—	—	52

Total trading liabilities	5,740	866	0	—	6,606

Derivative liabilities(5)
Equity contracts	827	1,118	71	—	2,016
Interest rate contracts	2	21,312	202	—	21,516
Credit contracts	0	1,871	108	—	1,979
Foreign exchange contracts	0	1,994	14	—	2,008
Commodity contracts	1	1	0	—	2
Netting	—	—	—	(25,636)	(25,636)

Total derivative liabilities	830	26,296	395	(25,636)	1,885

Subtotal	¥6,570	¥27,162	¥395	¥(25,636)	¥8,491

Short-term borrowings(8)	—	73	4	—	77
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	265	—	—	265
Long-term borrowings(8)(10)(11)	114	1,263	222	—	1,599
Other liabilities(12)	39	11	0	—	50

Total	¥6,723	¥28,774	¥622	¥(25,636)	¥10,483

	Billions of yen
	September 30, 2013
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2013
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,346	¥1,279	¥102	¥—	¥2,727
Private equity investments(3)	—	—	84	—	84
Japanese government securities	3,066	—	—	—	3,066
Japanese agency and municipal securities	—	141	—	—	141
Foreign government, agency and municipal securities	3,933	1,316	27	—	5,276
Bank and corporate debt securities and loans for trading purposes	—	1,443	101	—	1,544
Commercial mortgage-backed securities (“CMBS”)	—	160	7	—	167
Residential mortgage-backed securities (“RMBS”)	—	2,470	3	—	2,473
Real estate-backed securities	—	—	5	—	5
Collateralized debt obligations (“CDO”) and other(4)	—	160	13	—	173
Investment trust funds and other	209	41	18	—	268

Total trading assets and private equity investments	8,554	7,010	360	—	15,924

Derivative assets(5)
Equity contracts	1,100	1,233	83	—	2,416
Interest rate contracts	12	19,546	127	—	19,685
Credit contracts	0	1,504	85	—	1,589
Foreign exchange contracts	—	2,605	15	—	2,620
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(23,818)	(23,818)

Total derivative assets	1,113	24,888	310	(23,818)	2,493

Subtotal	¥9,667	¥31,898	¥670	¥(23,818)	¥18,417

Loans and receivables(6)	—	259	2	—	261
Collateralized agreements(7)	—	1,218	—	—	1,218
Other assets
Non-trading debt securities	426	573	4	—	1,003
Other(3)	227	24	60	—	311

Total	¥10,320	¥33,972	¥736	¥(23,818)	¥21,210

Liabilities:
Trading liabilities
Equities	¥760	¥93	¥0	¥—	¥853
Japanese government securities	2,654	—	—	—	2,654
Japanese agency and municipal securities	—	1	—	—	1
Foreign government, agency and municipal securities	3,009	622	—	—	3,631
Bank and corporate debt securities	—	340	0	—	340
Residential mortgage-backed securities (“RMBS”)	—	7	—	—	7
Investment trust funds and other	96	2	—	—	98

Total trading liabilities	6,519	1,065	0	—	7,584

Derivative liabilities(5)
Equity contracts	1,193	1,320	69	—	2,582
Interest rate contracts	10	19,183	180	—	19,373
Credit contracts	0	1,704	56	—	1,760
Foreign exchange contracts	—	2,438	15	—	2,453
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(23,883)	(23,883)

Total derivative liabilities	1,204	24,645	320	(23,883)	2,286

Subtotal	¥7,723	¥25,710	¥320	¥(23,883)	¥9,870

Short-term borrowings(8)	—	56	0	—	56
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	810	—	—	810
Long-term borrowings(8)(10)(11)	135	1,290	213	—	1,638
Other liabilities(12)	79	16	0	—	95

Total	¥7,937	¥27,882	¥534	¥(23,883)	¥12,470

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Schedule of quantitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

The following tables present information about the significant unobservable inputs and assumptions used by Nomura for financial instruments classified in Level 3 as of March 31, 2013 and September 30, 2013. These financial instruments will also typically include observable valuation inputs (i.e. Level 1 or Level 2 valuation inputs) which are not included in the table and are also often hedged using financial instruments which are classified in Level 1 or Level 2 of the fair value hierarchy.

	March 31, 2013
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥129	DCF	Yields Liquidity discounts	7.6% 25.0 – 38.0%	7.6% 35.4%

		DCM	Capitalization rates	5.2 – 6.7%	6.3%

Private equity investments	87	DCF	WACC Growth rates Liquidity discounts	6.8% 0.0% 25.0%	6.8% 0.0% 25.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded value ratios Liquidity discounts	3.7 – 11.3 x 7.7 x 0.4 x 0.4 x 0.0 – 33.0%	11.0 x 7.7 x 0.4 x 0.4 x 25.8%

Foreign government, agency and municipal securities	91	DCF	Credit spreads	0.0 – 6.5%	0.7%

Bank and corporate debt securities and loans for trading purposes	69	DCF	Credit spreads Recovery rates	0.0 – 24.2% 0.1 – 36.4%	2.6% 28.1%

Commercial mortgage-backed securities (“CMBS”)	6	DCF	Yields Default probabilities Loss severities	0.0 – 25.0% 100.0% 0.0 – 80.0%	8.0% 100.0% 0.3%

Residential mortgage-backed securities (“RMBS”)	4	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 40.0% 0.0 – 8.2% 0.3 – 17.0% 22.0 – 90.0%	3.3% 4.5% 14.7% 64.2%

Real estate-backed securities	68	DCF	Yields Default probabilities Loss severities	1.8 – 15.0% 24.0 – 65.0% 80.0 – 100.0%	1.9% 42.6% 88.0%

		DCM	Capitalization rates	6.8%	6.8%

Collateralized debt obligations (“CDO”) and other	12	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 58.6% 0.0 – 15.0% 2.0 – 5.0% 30.0 – 75.0%	17.1% 13.8% 2.1% 45.6%

Investment trust funds and other	13	DCF	Credit spreads Correlations	0.0 – 6.5% 0.50 – 0.70	0.6% 0.60

Derivatives, net:
Equity contracts	5	Option models	Dividend yield Volatilities Correlations	0.0 – 11.0% 5.7 – 92.4% (0.77) – 0.99	— — —

Interest rate contracts	(54)	DCF/ Option models	Forward FX rates Interest rates	62.9 – 121.7 0.6 – 4.2%	— —

		Option models	Volatilities Correlations	13.5 – 118.1% (0.70) – 0.99	— —

Credit contracts	25	DCF/ Option models	Credit spreads Recovery rates	0.0 – 7.5% 15.0 – 40.0%	— —

		Option models	Volatilities Correlations	10.0 – 70.0% 0.33 – 0.90	— —

Foreign exchange contracts	(3)	Option models	Volatilities	1.4 – 20.7%	—

		DCF	Forward FX rates	2.7 – 12,484.0	—

Loans and receivables	3	DCF	Credit spreads	3.0%	3.0%

Other assets
Non-trading debt securities	4	DCF	Credit spreads	0.2 – 2.5%	1.7%

Other(3)	60	DCF	WACC Growth rates Yields Liquidity discounts	6.8 – 6.8% 0.0 – 1.0% 7.6% 0.0 – 30.0%	6.8% 0.9% 7.6% 8.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	6.9 – 12.5 x 7.7 – 44.4 x 0.0 – 5.6 x 25.0 – 30.0%	9.9 x 25.8 x 1.7 x 29.8%

Liabilities:
Long-term borrowings	¥222	DCF	Volatilities Correlations	13.5 – 118.1% (0.77) – 0.99	— —

	September 30, 2013
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥102	DCF	Yields Liquidity discounts	7.6% 11.0 – 50.0%	7.6% 31.5%

		DCM	Capitalization rates	6.7 – 8.0%	6.8%

Private equity investments	84	DCF	WACC Growth rates Liquidity discounts	6.7% 0.0% 25.0%	6.7% 0.0% 25.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded value ratios Liquidity discounts	3.6 – 13.1 x 7.7 x 0.4 x 0.4 x 0.0 – 33.0%	12.6 x 7.7 x 0.4 x 0.4 x 25.8%

Foreign government, agency and municipal securities	27	DCF	Credit spreads	0.0 – 6.0%	0.5%

Bank and corporate debt securities and loans for trading purposes	101	DCF	Credit spreads Recovery rates	0.0 – 24.4% 0.0 – 36.4%	4.2% 31.7%

Commercial mortgage-backed securities (“CMBS”)	7	DCF	Yields Default probabilities Loss severities	4.0 – 24.6% 15.0 – 25.0% 0.0 – 12.5%	10.9% 41.2% 1.6%

Residential mortgage-backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Default probabilities Loss severities	0.3 – 6.3% 4.0 – 8.1% 0.4% 32.5 – 87.2%	2.1% 5.7% 0.4% 52.5%

Real estate-backed securities	5	DCF	Yields Default probabilities Loss severities	15.0% 65.0% 100.0%	15.0% 65.0% 100.0%

		DCM	Capitalization rates	6.4%	6.4%

Collateralized debt obligations (“CDO”) and other	13	DCF	Yields Prepayment rates Default probabilities Loss severities	6.4 – 75.3% 0.0 – 20.0% 2.0 – 10.0% 30.0 – 60.0%	14.6% 17.4% 2.9% 46.9%

Investment trust funds and other	18	DCF	Credit spreads Correlations	0.0 – 3.5% 0.50 – 0.71	0.3% 0.60

Derivatives, net:
Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.0 – 8.3% 5.7 – 82.2% (0.93) – 0.96	— — —

Interest rate contracts	(53)	DCF/ Option models	Interest rates	0.7 – 4.4%	—

		Option models	Volatilities Correlations	10.6 – 32.2% (0.78) – 0.99	— —

Credit contracts	29	DCF/ Option models	Credit spreads Recovery rates	0.0 – 7.8% 20.0 – 80.0%	— —

		Option models	Volatilities Correlations	25.0 – 70.0% 0.21 – 0.92	— —

Foreign exchange contracts	0	Option models	Volatilities	1.3 – 22.7%	—

Loans and receivables	2	DCF	Credit spreads	2.7 – 13.9%	9.7%

Other assets
Non-trading debt securities	4	DCF	Credit spreads	0.2 – 2.5%	0.9%

Other(3)	60	DCF	WACC Growth rates Yields Liquidity discounts	6.7 – 7.2% 0.0 – 1.0% 7.6% 0.0 – 30.0%	7.1% 0.9% 7.6% 9.8%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	3.6 – 14.8 x 7.7 – 60.1 x 0.0 – 5.3 x 25.0 – 30.0%	7.2 x 22.6 x 1.0 x 29.8%

Liabilities:
Long-term borrowings	¥213	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	10.0% 20.0% 2.0% 30.0 – 60.0% 11.0 – 82.2% (0.78) – 0.99	— — — — — —

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

The following tables present gains and losses as well as increases and decreases of financial instruments measured at fair value on a recurring basis which Nomura classified in Level 3 for the six and three months ended September 30, 2012 and 2013. Financial instruments classified in Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

For the three months ended September 30, 2013, gains and losses related to Level 3 assets did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2012
	Beginning balance as of six months ended September 30, 2012	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥125	¥0	¥—	¥10	¥(10)	¥—	¥(3)	¥4	¥(5)	¥121
Private equity investments	202	(6)	—	2	(3)	—	(7)	—	—	188
Japanese agency and municipal securities	10	0	—	1	(11)	—	—	—	(0)	—
Foreign government, agency and municipal securities	37	7	—	308	(321)	—	—	23	(5)	49
Bank and corporate debt securities and loans for trading purposes	62	1	—	156	(137)	—	(2)	39	(29)	90
Commercial mortgage-backed securities (“CMBS”)	8	2	—	6	(3)	—	(0)	4	(6)	11
Residential mortgage-backed securities (“RMBS”)	5	0	—	18	(18)	—	(0)	1	(1)	5
Real estate-backed securities	91	(0)	—	—	(13)	—	(1)	—	—	77
Collateralized debt obligations (“CDO”) and other	20	(1)	—	5	(11)	—	(1)	2	(3)	11
Investment trust funds and other	9	(0)	—	1	(0)	—	(0)	0	(0)	10

Total trading assets and private equity investments	569	3	—	507	(527)	—	(14)	73	(49)	562

Derivatives, net(4)
Equity contracts	14	(1)	—	—	—	2	(0)	(6)	6	15
Interest rate contracts	(39)	(13)	—	—	—	12	(2)	35	1	(6)
Credit contracts	(11)	(7)	—	—	—	9	(0)	1	6	(2)
Foreign exchange contracts	18	(1)	—	—	—	2	(0)	5	(13)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(18)	(22)	—	—	—	25	(2)	35	(0)	18

Subtotal	¥551	¥(19)	¥—	¥507	¥(527)	¥25	¥(16)	¥108	¥(49)	¥580

Loans and receivables	11	1	—	0	(1)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	6	(0)	0	—	(2)	—	(0)	—	—	4
Other(5)	72	16	(0)	0	(7)	—	(0)	0	(0)	81

Total	¥640	¥(2)	¥(0)	¥507	¥(537)	¥25	¥(16)	¥108	¥(52)	¥673

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	1	(0)	—	0	(1)	—	(0)	—	—	0

Total trading liabilities	¥1	¥(0)	¥—	¥0	¥(1)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	0	0	—	1	0	—	0	1	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(13)	14	—	32	(46)	—	(2)	42	(13)	(14)
Other liabilities	—	0	—	0	(0)	—	(0)	—	—	0

Total	¥(12)	¥14	¥—	¥33	¥(47)	¥—	¥(2)	¥43	¥(14)	¥(13)

	Billions of yen
	Six months ended September 30, 2013
	Beginning balance as of six months ended September 30, 2013	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2013
Assets:
Trading assets and private equity investments
Equities	¥129	¥4	¥—	¥9	¥(46)	¥—	¥3	¥3	¥(0)	¥102
Private equity investments	87	(0)	—	0	(7)	—	4	—	—	84
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	91	10	—	305	(322)	—	—	8	(65)	27
Bank and corporate debt securities and loans for trading purposes	69	0	—	116	(78)	—	1	13	(20)	101
Commercial mortgage-backed securities (“CMBS”)	6	(0)	—	4	(5)	—	0	2	(0)	7
Residential mortgage-backed securities (“RMBS”)	4	(0)	—	0	(0)	—	0	1	(2)	3
Real estate-backed securities	68	1	—	0	(64)	—	0	—	—	5
Collateralized debt obligations (“CDO”) and other	12	(1)	—	9	(9)	—	0	2	(0)	13
Investment trust funds and other	13	0	—	11	(5)	—	0	—	(1)	18

Total trading assets and private equity investments	479	14	—	454	(536)	—	8	29	(88)	360

Derivatives, net(4)
Equity contracts	5	(7)	—	—	—	18	0	4	(6)	14
Interest rate contracts	(54)	(16)	—	—	—	18	(1)	(3)	3	(53)
Credit contracts	25	(2)	—	—	—	6	1	(1)	(0)	29
Foreign exchange contracts	(3)	(4)	—	—	—	7	(0)	(0)	0	0
Commodity contracts	(0)	(0)	—	—	—	0	(0)	0	—	0

Total derivatives, net	(27)	(29)	—	—	—	49	0	0	(3)	(10)

Subtotal	¥452	¥(15)	¥—	¥454	¥(536)	¥49	¥8	¥29	¥(91)	¥350

Loans and receivables	3	(0)	—	1	(2)	—	0	0	—	2
Other assets
Non-trading debt securities	4	(0)	(0)	—	—	—	0	—	—	4
Other(5)	60	3	(0)	1	(3)	—	0	—	(1)	60

Total	¥519	¥(12)	¥(0)	¥456	¥(541)	¥49	¥8	¥29	¥(92)	¥416

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥0	¥0	¥(0)	¥0
Bank and corporate debt securities	0	0	—	(0)	(0)	—	0	0	—	0

Total trading liabilities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥0	¥0	¥(0)	¥0

Short-term borrowings	4	(0)	—	1	(3)	—	—	—	(2)	0
Payables and deposits	1	(0)	—	(0)	(0)	—	—	—	(0)	1
Long-term borrowings	222	43	—	251	(179)	—	1	4	(43)	213
Other liabilities	0	—	—	0	(0)	—	0	—	—	0

Total	¥227	¥43	¥—	¥252	¥(182)	¥—	¥1	¥4	¥(45)	¥214

	Billions of yen
	Three months ended September 30, 2012
	Beginning balance as of three months ended September 30, 2012	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥118	¥0	¥—	¥6	¥(2)	¥—	¥(1)	¥3	¥(3)	¥121
Private equity investments	189	3	—	0	(2)	—	(2)	—	—	188
Foreign government, agency and municipal securities	47	4	—	127	(133)	—	—	6	(2)	49
Bank and corporate debt securities and loans for trading purposes	67	2	—	118	(96)	—	(1)	11	(11)	90
Commercial mortgage-backed securities (“CMBS”)	9	2	—	5	(2)	—	(0)	0	(3)	11
Residential mortgage-backed securities (“RMBS”)	21	0	—	1	(17)	—	(0)	1	(1)	5
Real estate-backed securities	91	(1)	—	—	(13)	—	(0)	—	—	77
Collateralized debt obligations (“CDO”) and other	19	(1)	—	3	(9)	—	(0)	1	(2)	11
Investment trust funds and other	10	(1)	—	1	(0)	—	0	—	(0)	10

Total trading assets and private equity investments	571	8	—	261	(274)	—	(4)	22	(22)	562

Derivatives, net(4)
Equity contracts	6	2	—	—	—	1	(0)	(4)	10	15
Interest rate contracts	(53)	(1)	—	—	—	13	(1)	32	4	(6)
Credit contracts	0	18	—	—	—	(18)	(1)	1	(2)	(2)
Foreign exchange contracts	7	(0)	—	—	—	1	(0)	5	(2)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(40)	19	—	—	—	(3)	(2)	34	10	18

Subtotal	¥531	¥27	¥—	¥261	¥(274)	¥(3)	¥(6)	¥56	¥(12)	¥580

Loans and receivables	11	(0)	—	0	(0)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	4	(0)	0	—	—	—	0	—	—	4
Other(5)	67	17	(0)	0	(3)	—	(0)	0	—	81

Total	¥613	¥44	¥(0)	¥261	¥(277)	¥(3)	¥(6)	¥56	¥(15)	¥673

Liabilities:
Trading liabilities
Equities	¥—	¥—	¥—	¥—	¥—	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	0	(0)	—	—	(0)	—	(0)	—	—	0

Total trading liabilities	¥0	¥(0)	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	2	0	—	0	(0)	—	0	0	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(36)	(1)	—	29	(4)	—	(0)	6	(10)	(14)
Other liabilities	0	(0)	—	—	(0)	—	(0)	—	—	0

Total	¥(34)	¥(1)	¥—	¥29	¥(4)	¥—	¥(0)	¥6	¥(11)	¥(13)

	Billions of yen
	Three months ended September 30, 2013
	Beginning balance as of three months ended September 30, 2013	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2013
Assets:
Trading assets and private equity investments
Equities	¥128	¥3	¥—	¥8	¥(39)	¥—	¥0	¥2	¥(0)	¥102
Private equity investments	88	(0)	—	0	(6)	—	2	—	—	84
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	38	8	—	188	(199)	—	—	8	(16)	27
Bank and corporate debt securities and loans for trading purposes	78	1	—	79	(54)	—	(0)	12	(15)	101
Commercial mortgage-backed securities (“CMBS”)	7	(0)	—	1	(2)	—	(0)	1	(0)	7
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(0)	—	(0)	0	(0)	3
Real estate-backed securities	66	1	—	0	(62)	—	(0)	—	—	5
Collateralized debt obligations (“CDO”) and other	16	(1)	—	1	(4)	—	(0)	1	(0)	13
Investment trust funds and other	14	0	—	5	(1)	—	0	—	—	18

Total trading assets and private equity investments	438	12	—	282	(367)	—	2	24	(31)	360

Derivatives, net(4)
Equity contracts	12	(18)	—	—	—	14	0	7	(1)	14
Interest rate contracts	(52)	(7)	—	—	—	6	0	(1)	1	(53)
Credit contracts	35	(4)	—	—	—	(0)	(0)	(2)	(0)	29
Foreign exchange contracts	2	(4)	—	—	—	3	0	(1)	(0)	0
Commodity contracts	0	0	—	—	—	(0)	(0)	—	—	0

Total derivatives, net	(3)	(33)	—	—	—	23	0	3	(0)	(10)

Subtotal	¥435	¥(21)	¥—	¥282	¥(367)	¥23	¥2	¥27	¥(31)	¥350

Loans and receivables	3	(0)	—	—	(1)	—	0	—	—	2
Other assets
Non-trading debt securities	4	(0)	(0)	—	—	—	0	—	—	4
Other(5)	59	3	0	0	(2)	—	(0)	—	—	60

Total	¥501	¥(18)	¥0	¥282	¥(370)	¥23	¥2	¥27	¥(31)	¥416

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥(0)	¥—	¥(0)	¥0
Bank and corporate debt securities	0	(0)	—	(0)	(0)	—	(0)	(0)	—	0

Total trading liabilities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	1	0	—	0	(0)	—	—	—	(1)	0
Payables and deposits	1	(0)	—	(0)	—	—	—	—	(0)	1
Long-term borrowings	204	13	—	146	(112)	—	(0)	2	(14)	213
Other liabilities	—	—	—	0	—	—	—	—	—	0

Total	¥206	¥13	¥—	¥146	¥(112)	¥—	¥(0)	¥2	¥(15)	¥214

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(5)	Includes the impact of the refined fair value measurements of certain investments in unlisted equity securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

The following tables present the amounts of unrealized gains (losses) for the six and three months ended September 30, 2012 and 2013, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	Six months ended September 30
	2012	2013
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(0)	¥3
Private equity investments	(4)	(2)
Foreign government, agency and municipal securities	(0)	(2)
Bank and corporate debt securities and loans for trading purposes	1	(0)
Commercial mortgage-backed securities (“CMBS”)	1	(0)
Residential mortgage-backed securities (“RMBS”)	1	0
Real estate-backed securities	(1)	0
Collateralized debt obligations (“CDO”) and other	(0)	(0)
Investment trust funds and other	(0)	0

Total trading assets and private equity investments	(2)	(1)

Derivatives, net(2)
Equity contracts	7	0
Interest rate contracts	(12)	(15)
Credit contracts	1	(1)
Foreign exchange contracts	4	(5)
Commodity contracts	0	(0)

Total derivatives, net	0	(21)

Subtotal	¥(2)	¥(22)

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	(0)	(0)
Other(3)	15	2

Total	¥13	¥(20)

Liabilities:
Trading liabilities
Equities	¥—	¥(0)
Bank and corporate debt securities	(0)	(0)

Total trading liabilities	¥(0)	¥(0)

Short-term borrowings	0	0
Payables and deposits	0	(0)
Long-term borrowings	3	34

Total	¥3	¥34

	Billions of yen
	Three months ended September 30
	2012	2013
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(0)	¥3
Private equity investments	2	(2)
Foreign government, agency and municipal securities	(0)	0
Bank and corporate debt securities and loans for trading purposes	(0)	0
Commercial mortgage-backed securities (“CMBS”)	1	(0)
Residential mortgage-backed securities (“RMBS”)	0	(0)
Real estate-backed securities	(1)	1
Collateralized debt obligations (“CDO”) and other	(1)	(1)
Investment trust funds and other	(1)	0

Total trading assets and private equity investments	0	1

Derivatives, net(2)
Equity contracts	4	(14)
Interest rate contracts	(6)	(3)
Credit contracts	25	(2)
Foreign exchange contracts	0	(5)
Commodity contracts	0	0

Total derivatives, net	23	(24)

Subtotal	¥23	¥(23)

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	(0)	(0)
Other(3)	15	2

Total	¥38	¥(21)

Liabilities:
Trading liabilities
Equities	¥—	¥0
Bank and corporate debt securities	(0)	(0)

Total trading liabilities	¥(0)	¥0

Short-term borrowings	0	0
Payables and deposits	0	(0)
Long-term borrowings	(1)	15

Total	¥(1)	¥15

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(3)	Includes the impact of the refined fair value measurements of certain investments in unlisted equity securities.

Information on investments where net asset value per share is calculated

The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2013 and September 30, 2013. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2013
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥68	¥16	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	63	7	Quarterly	30 days
Real estate funds	3	—	—	—

Total	¥138	¥24

	Billions of yen
	September 30, 2013
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥59	¥13	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	6	Quarterly	30 days
Real estate funds	3	—	—	—

Total	¥127	¥20

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

The following tables present gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six and three months ended September 30, 2012 and 2013.

	Billions of yen
	Six months ended September 30
	2012	2013
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥(0)
Private equity investments	(5)	0
Loans and receivables	14	2
Collateralized agreements(3)	(2)	(1)
Other assets(2)	0	0

Total	¥8	¥1

Liabilities:
Short-term borrowings(4)	¥8	¥(1)
Collateralized financing(3)	(0)	0
Long-term borrowings(4)(5)	31	51
Other liabilities(6)	0	0

Total	¥39	¥50

	Billions of yen
	Three months ended September 30
	2012	2013
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥(0)
Private equity investments	0	0
Loans and receivables	14	3
Collateralized agreements(3)	0	(3)
Other assets(2)	0	(0)

Total	¥15	¥(0)

Liabilities:
Short-term borrowings(4)	¥4	¥(2)
Collateralized financing(3)	(0)	0
Long-term borrowings(4)(5)	12	3
Other liabilities(6)	0	0

Total	¥16	¥1

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes resale and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

The following tables present geographic allocations of Nomura’s trading assets related to government, agency and municipal securities. See Note 3. “Derivative instruments and hedging activities” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2013
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,403	¥1,313	¥3,262	¥556	¥8,534

	Billions of yen
	September 30, 2013
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,207	¥1,855	¥2,938	¥483	¥8,483

(1)	Other than above, there were ¥715 billion and ¥795 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2013 and September 30, 2013, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value

The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value as of March 31, 2013 and September 30, 2013.

	Billions of yen
	March 31, 2013(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥805	¥805	¥805	¥—	¥—
Time deposits	578	578	—	578	—
Deposits with stock exchanges and other segregated cash	270	270	—	270	—
Loans receivable(2)	1,575	1,576	—	1,352	224
Securities purchased under agreements to resell	8,295	8,295	—	8,295	—
Securities borrowed	5,820	5,820	—	5,820	—

Total Assets	¥17,343	¥17,344	¥805	¥16,315	¥224

Liabilities:
Short-term borrowings	¥738	¥738	¥—	¥734	¥4
Deposits received at banks	1,072	1,072	—	1,071	1
Securities sold under agreements to repurchase	12,444	12,444	—	12,440	4
Securities loaned	2,159	2,159	—	2,159	—
Long-term borrowings	7,592	7,430	114	7,093	223

Total Liabilities	¥24,005	¥23,843	¥114	¥23,497	¥232

	Billions of yen
	September 30, 2013(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,298	¥1,298	¥1,298	¥—	¥—
Time deposits	468	468	—	468	—
Deposits with stock exchanges and other segregated cash	384	384	—	384	—
Loans receivable(2)	1,303	1,302	—	1,049	253
Securities purchased under agreements to resell	9,553	9,553	—	9,553	—
Securities borrowed	6,376	6,376	—	6,376	—

Total Assets	¥19,382	¥19,381	¥1,298	¥17,830	¥253

Liabilities:
Short-term borrowings	¥801	¥801	¥—	¥801	¥0
Deposits received at banks	1,106	1,106	—	1,105	1
Securities sold under agreements to repurchase	14,075	14,075	—	14,075	—
Securities loaned	2,432	2,432	—	2,432	—
Long-term borrowings	7,638	7,534	135	7,186	213

Total Liabilities	¥26,052	¥25,948	¥135	¥25,599	¥214

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting allowance for loan losses.